Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis Of Preparation And Significant Accounting Policies
Schedule of Depreciation and Amortization Rate	The depreciation and amortization rate applicable to each category of equipment is as follows:
Equipment	Depreciation rate
Exploration equipment	20%
Computer software	50%
Computer equipment	55%